Note 11 - Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Accrued royalties	$ 38,224		$ 38,224		$ 37,825
Other current liabilities from discontinued operations	114,368		114,368		153,383
Revenues, net	10,190	24,121	27,145	37,577
Cost of sales	1,459	3,158	2,824	5,867
Gross profit	8,731	20,963	24,321	31,710
Selling and Marketing Expense, Total	839	10,917	1,679	11,834
General and Administrative Expense, Total	89,975	218,172	231,405	394,605
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total	22,234	183,556	26,087	224,899
Impairment expense	0	0	(18,781)	0
Gain on debt settlement	14,690	0	28,504	0
Income from discontinued operations, net of taxes	22,234	183,556	26,087	224,899
Discontinued Operations
Accrued royalties	114,368		114,368		153,383
Sales Revenue, Goods, Gross				655,470
Sales Returns and Allowances, Goods				(39,572)
Revenues, net				615,898
Cost of sales				165,425
Gross profit				450,473
Advertising Expense				54,578
us-gaap:SalariesAndWages for sales and marketing				82,038
Selling and Marketing Expense, Total				136,616
Research and Development Expense, Software (Excluding Acquired in Process Cost)				103,621
Operating Lease, Rent Expense				18,391
Other General and Administrative Expense				46,410
General and Administrative Expense, Total				168,422
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total				145,435
Impairment expense				(288,587)
Gain on debt settlement			26,087	368,051
Income from discontinued operations, net of taxes			$ 26,087	$ 224,899